Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income And Finance Costs [Abstract]
Summary of finance income and finance cost

	Note	2022 US$m	2021 US$m	2020 US$m
Finance income from equity accounted units		3	2	4
Other finance income (including bank deposits, net investment in leases, and other financial assets)		176	62	137
Total finance income		179	64	141

Interest on:
– Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives		(713)	(489)	(561)
– Lease liabilities		(49)	(47)	(50)
Fair value movements:
– Bonds designated as hedged items in fair value hedges(a)		526	246	(284)
– Derivatives designated as hedging instruments in fair value hedges(a)		(515)	(242)	287
Loss on early redemption of bonds		—	(69)	—
Amounts capitalised(b)	13	416	358	340
Total finance costs		(335)	(243)	(268)
(a)The main sources of ineffectiveness of the fair value hedges include changes in the timing of the cash flows of the hedging instrument compared to the underlying hedged item, and changes in the credit risk of parties to the hedging relationships.
(b)We capitalise interest based on the Group or relevant subsidiary’s cost of borrowing, refer to note 13, or at the rate of project-specific debt (where applicable).